Property & Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 438,696	$ 428,540
Other Asset Impairment Charges	2,000	1,600	$ 4,100
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(288,953)	(284,980)
Property, Plant and Equipment, Net	$ 149,743	143,560
Selling, General and Administrative Expenses [Member]
Property, Plant and Equipment [Line Items]
Other Asset Impairment Charges			500
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	30 years
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Land and Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 40,078	37,206
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 183,466	183,266
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Technology Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 53,406	51,074
Technology Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Technology Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 35,988	36,029
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	8 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 117,254	116,501
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 8,504	$ 4,464
Restructuring Charges [Member]
Property, Plant and Equipment [Line Items]
Other Asset Impairment Charges			$ 3,600